UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended September 30, 2012


                          AMERICAN FINANCIAL GROUP, INC.
                           RETIREMENT AND SAVINGS PLAN
                 301 East Fourth Street, Cincinnati, Ohio 45202
    -------------------------------------------------------------------------
    (Name and Address of Institutional Investment Manager Filing this Report)

                         Form 13F File Number:  28-4499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       John B. Berding, James E. Evans, Thomas E. Mischell and Mark F. Muething
                           Administrative Plan Committee
                                (513) 579-2121
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)

Signatures:

/s/John B. Berding                      Cincinnati, Ohio      November 14, 2012
----------------------------------
John B. Berding

and

/s/James E. Evans                       Cincinnati, Ohio      November 14, 2012
---------------------------------
James E. Evans

and

/s/Thomas E. Mischell                   Cincinnati, Ohio      November 14, 2012
---------------------------------
Thomas E. Mischell

and

/s/Mark F. Muething                     Cincinnati, Ohio      November 14, 2012
----------------------------------
Mark F. Muething





Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         0
                                                      ----------

Form 13F Information Table Entry Total:                    1
                                                      ----------

Form 13F Information Table Value Total (thousands):    $161,094
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed: NONE



                                                FORM 13F INFORMATION TABLE


                                                   Column 4: Column 5:                              Column 8:
                             Column 2:               Market  Shares or    Column 6: Column 7:   Voting Authority
            Column 1:         Title of  Column 3:     Value  Principal   Investment   Other   ---------------------
          Name of Issuer       Class     CUSIP       (000's)    Amount   Discretion  Managers   Sole    Shared  None
          --------------     --------- ----------- --------- ---------   ---------- --------- --------- ------  ----
AMERICAN FINL GROUP INC OHIO    COM    025932 10 4   161,094 4,250,506SH     Other                         4,250,506
                                                    --------
                                                    $161,094
                                                    ========